DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 398,098	$ 1,101,506	$ 3,297,916	$ 7,309,996
TPT Speed Connect [Member]
Total revenues	302,377	988,801	3,007,384	5,429,010
Blue Collar [Member]
Total revenues	94,727	110,141	285,092	1,522,490
TPT MedTech [Member]
Total revenues			0	89,755
Other [Member]
Total revenues	994	2,564	5,440	186,741
Total Services Revenues [Member]
Total revenues	$ 398,098	$ 1,101,506	3,297,916	7,227,996
Air Fitness Product Revenue
Total revenues			0	82,000
Total Product Revenues [Member]
Total revenues			$ 0	$ 82,000